Partners' Equity	6 Months Ended
Jun. 30, 2019
Partners' Equity
Partners' Equity

6. Partners’ Equity

On January 29, 2019, the board of directors of GasLog Partners authorized a unit repurchase programme of up to $25,000 covering the period January 31, 2019 to December 31, 2021. Under the terms of the repurchase programme, GasLog Partners may repurchase common units from time to time, at its discretion, on the open market or in privately negotiated transactions. During the six months ended June 30, 2019, GasLog Partners repurchased and cancelled 476,351 common units at a weighted average price of $20.81 per common unit, for a total cost of $9,921 including commissions.

On February 26, 2019, the Partnership entered into a Third Amended and Restated Equity Distribution Agreement to further increase the size of the ATM common equity offering programme ("ATM Programme") from $144,000 to $250,000. As of June 30, 2019, the unutilized portion of the ATM Programme is $126,556.

On April 1, 2019, GasLog Partners issued 49,850 common units in connection with the vesting of 24,925 Restricted Common Units ("RCUs") and 24,925 Performance Common Units ("PCUs") under its 2015 Long-Term Incentive Plan (the "2015 Plan").

On June 24, 2019, the Partnership Agreement was amended to eliminate the IDRs, effective as of June 30, 2019, in exchange for the issuance by the Partnership to GasLog of 2,532,911 common units and 2,490,000 Class B units (of which 415,000 are Class B-1 units, 415,000 are Class B-2 units, 415,000 are Class B-3 units, 415,000 are Class B-4 units, 415,000 are Class B-5 units and 415,000 are Class B-6 units), issued on June 30, 2019. The Class B units have all of the rights and obligations attached to the common units, except for voting rights and participation in distributions until such time as GasLog exercises its right to convert the Class B units to common units. The Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2020, July 1, 2021, July 1, 2022, July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-1 units, Class B-2 units, Class B-3 units, Class B-4 units, Class B-5 units and Class B-6 units, respectively (refer also to Note 16).

With respect to the aforementioned transactions during the period, the Partnership also issued 93,804 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,996.

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until the IDR elimination on June 30, 2019:

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter		Above	$0.46875	75.0%	2.0%	23.0%

Following the IDR elimination, 98.0% of the available cash is distributed to the common unitholders and 2.0% is distributed to the general partner. The updated earnings allocation applies to the Partnership’s earnings for the three months ended June 30, 2019 and onwards (Note 16).